SCHEDULE OF DEFERRED TAX ASSETS (LIABILITIES) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 144,150	$ 140,835
Accrued warranty	61	51
Accrued expenses	12,521	11,095
Investment loss	695	695
Inventory impairment	3,091	3,029
Fixed assets impairment provision	949	973
Bad debts	(4)	80
Accrued payroll	11,936	13,088
Subtotal	173,399	169,846
Fair value change of fixed assets	(9,804)	(10,321)
Fair value change of intangible assets	(3,626)	(3,763)
Total deferred tax liabilities	(13,430)	(14,084)
Net deferred tax assets	159,969	155,762
Less: valuation allowance	(159,969)	(155,762)
Deferred tax assets, net of valuation allowance